Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2017
Risks and Uncertainties [Abstract]
Schedule of Credit Facilities
The following summary outlines the credit facilities of the Corporation and its subsidiaries.

			As at
	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2017	2016
Total credit facilities (1)	4,041	1,385	5,426	5,976
Credit facilities utilized:
Short-term borrowings (1) (2)	(564)	(4)	(568)	(1,155)
Long-term debt (Note 6) (3)	(420)	(359)	(779)	(973)
Letters of credit outstanding	(67)	(57)	(124)	(119)
Credit facilities unused (1)	2,990	965	3,955	3,729

(1)
Total credit facilities and short-term borrowings as at June 30, 2017 include $207 million outstanding under ITC’s commercial paper program (December 31, 2016 - $195 million). Outstanding commercial paper does not reduce available capacity under the Corporation’s consolidated credit facilities.

(2)	The weighted average interest rate on short-term borrowings was approximately 1.5% as at June 30, 2017 (December 31, 2016 - 1.7%).

(3)
As at June 30, 2017, credit facility borrowings classified as long-term debt included $104 million in current installments of long-term debt on the consolidated balance sheet (December 31, 2016 - $61 million). The weighted average interest rate on credit facility borrowings classified as long‑term debt was approximately 2.3% as at June 30, 2017 (December 31, 2016 - 1.8%).